Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 138	$ 80
Regulatory Assets, Noncurrent	1,238	1,242
Regulatory Assets, Total	1,376	1,322
Deferred income tax regulatory assets [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	667	632
Pension and post-retirement medical plan [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	345	373
Storm Reserve [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	59	0
Environmental remediations [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	41	49
Unamortized Defeasance Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	32	39
Demand Side Management [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	28	32
GBPC Hurricane Matthew restoration [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	28	28
Stranded cost recovery [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	25	27
Cost Recovery Clauses [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	15	15
Deferrals related to derivative instruments [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	13	19
Debt Basis Adjustment [Member] [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	17	12
Deferred Bond Refinancing Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	7	9
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	$ 99	$ 87